Financial Highlights (Financial Highlights For Non-Managing Members) (Details)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Total Index Series [Member]
Financial Highlights [Line Items]
Total Return	(5.71%)		2.86%		(10.20%)
Total expenses	0.95%	[1]	0.94%	[1]	0.92%	[1]
Net investment gain (loss)	(0.95%)	[2]	1.00%	[2]	(3.07%)	[2]
Agricultural Sector Series [Member]
Financial Highlights [Line Items]
Total Return	(12.87%)		3.13%		(19.64%)
Total expenses	1.44%	[1]	1.30%	[1]	1.22%	[1]
Net investment gain (loss)	(1.42%)	[2]	1.38%	[2]	(4.13%)	[2]

[1]	The ratio of operating expenses to average members’ equity (net asset) values does not include brokerage commissions.
[2]	Net investment loss does not include net realized and unrealized gains and losses and the related brokerage commissions of the Series.